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                                                          LINDA M. HERNANDEZ
                                                          Legal Specialist


November 2, 1999

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re: Hartford Life Insurance Company
    Separate Account Two - The Huntington Director Variable Annuity File No. 333-69485

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on October 25, 1999. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact me at (860) 843-5228.

Sincerely yours,

/s/ Linda M. Hernandez

Linda M. Hernandez